UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM ABS-15G

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ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2017 to December 31, 2017

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BARCLAYS DRYROCK FUNDING LLC

(Exact Name of Securitizer as Specified in its Charter)

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Date of Report (Date of earliest event reported): February 12, 2018 Commission File Number of securitizer: 025-01246 Central Index Key Number of securitizer: 0001551964
Yasser Rezvi, Phone: (212) 526-5847 ____________________________________________________________ Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2) for the reporting period

Central Index Key Number of depositor: _______________________

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(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________________

Central Index Key Number of underwriter (if applicable): _______________________

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Name and telephone number, including area code, of the person to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Barclays Dryrock Funding LLC has indicated by check mark that there is no activity to report for the calendar year ended December 31, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 12, 2018

BARCLAYS DRYROCK FUNDING LLC (Securitizer)

By: /s/ M. Yasser Rezvi
Name: Yasser Rezvi
Title: Vice President and Treasurer